Notes payable (Details Narrative)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)
Short-Term Debt [Line Items]
Short-term loan from shareholders	$ 4,085,000	$ 4,121,000
Weighted-average interest rate	10.00%	10.00%	10.00%
Line of Credit | ExWorks
Short-Term Debt [Line Items]
Short-term loan from shareholders		$ 4,030,000
Loan Payable | WISeKey SAARC Ltd.
Short-Term Debt [Line Items]
Short-term loan from shareholders	$ 78,950	75,038
Loan Payable | UBS
Short-Term Debt [Line Items]
Short-term loan from shareholders		$ 55,388	SFr 46,600